RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Schedule of Net Financial Instrument Asset Position (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of derivative assets liabilities net position [Line Items]
Financial Assets (Liabilities), Net Position	$ 134	$ (1,392)
Changes in fair value recognized in OCI	91	238	$ 159
Amounts reclassified from OCI to income	861	(1,303)	1,241
Financial Assets (Liabilities), Net Position	(287)	134	(1,392)
Financial assets at amortised cost, category | Debt securities
Disclosure of derivative assets liabilities net position [Line Items]
Financial assets, at fair value	320
Derivative Financial Assets (Liabilities) Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	(635)	35
Changes in fair value (hedge ineffectiveness)	(17)	1
Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value on financial instruments through profit and loss	126
Changes in fair value (hedge ineffectiveness)		313
Amounts reclassified from OCI to income	(3)	(88)
Acquisitions, disposals, settlements and other	34	1,276
Foreign exchange (loss) gain	74	(11)
IFRS 9 PPAs
Disclosure of derivative assets liabilities net position [Line Items]
Financial Assets (Liabilities), Net Position	(103)	(491)
Financial Assets (Liabilities), Net Position	(175)	(103)	(491)
IFRS 9 PPAs | Derivative Financial Assets (Liabilities) Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	(111)	(61)
Changes in fair value (hedge ineffectiveness)	(8)	1
IFRS 9 PPAs | Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value on financial instruments through profit and loss	(30)
Changes in fair value (hedge ineffectiveness)		62
Amounts reclassified from OCI to income	7	(1)
Acquisitions, disposals, settlements and other	70	387
Foreign exchange (loss) gain	0	0
Energy derivative contracts
Disclosure of derivative assets liabilities net position [Line Items]
Financial Assets (Liabilities), Net Position	(48)	12
Financial Assets (Liabilities), Net Position	(50)	(48)	12
Energy derivative contracts | Derivative Financial Assets (Liabilities) Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	(29)	(3)
Changes in fair value (hedge ineffectiveness)	(8)	0
Energy derivative contracts | Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value on financial instruments through profit and loss	61
Changes in fair value (hedge ineffectiveness)		40
Amounts reclassified from OCI to income	7	(94)
Acquisitions, disposals, settlements and other	(33)	(3)
Foreign exchange (loss) gain	0	0
Assets derecognized	812
Interest rate swaps
Disclosure of derivative assets liabilities net position [Line Items]
Financial Assets (Liabilities), Net Position	105	135
Financial Assets (Liabilities), Net Position	26	105	135
Interest rate swaps | Derivative Financial Assets (Liabilities) Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	(16)	28
Changes in fair value (hedge ineffectiveness)	(1)	0
Interest rate swaps | Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value on financial instruments through profit and loss	15
Changes in fair value (hedge ineffectiveness)		24
Amounts reclassified from OCI to income	(17)	7
Acquisitions, disposals, settlements and other	(65)	(87)
Foreign exchange (loss) gain	5	(2)
Foreign exchange swaps
Disclosure of derivative assets liabilities net position [Line Items]
Financial Assets (Liabilities), Net Position	(8)	(284)
Financial Assets (Liabilities), Net Position	(196)	(8)	(284)
Foreign exchange swaps | Derivative Financial Assets (Liabilities) Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	(479)	71
Changes in fair value (hedge ineffectiveness)	0	0
Foreign exchange swaps | Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value on financial instruments through profit and loss	(27)
Changes in fair value (hedge ineffectiveness)		92
Amounts reclassified from OCI to income	0	0
Acquisitions, disposals, settlements and other	318	113
Foreign exchange (loss) gain	0	0
Investments in debt and equity securities
Disclosure of derivative assets liabilities net position [Line Items]
Financial Assets (Liabilities), Net Position	566	171
Financial Assets (Liabilities), Net Position	320	566	171
Investments in debt and equity securities | Derivative Financial Assets (Liabilities) Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	0	0
Changes in fair value (hedge ineffectiveness)	0	0
Investments in debt and equity securities | Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value on financial instruments through profit and loss	0
Changes in fair value (hedge ineffectiveness)		1
Amounts reclassified from OCI to income	0	0
Acquisitions, disposals, settlements and other	(315)	403
Foreign exchange (loss) gain	69	(9)
Tax equity
Disclosure of derivative assets liabilities net position [Line Items]
Financial Assets (Liabilities), Net Position	(378)	(935)
Financial Assets (Liabilities), Net Position	(212)	(378)	$ (935)
Tax equity | Derivative Financial Assets (Liabilities) Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	0	0
Changes in fair value (hedge ineffectiveness)	0	0
Tax equity | Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value on financial instruments through profit and loss	107
Changes in fair value (hedge ineffectiveness)		94
Amounts reclassified from OCI to income	0	0
Acquisitions, disposals, settlements and other	59	463
Foreign exchange (loss) gain	$ 0	$ 0